Cover	Nov. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2022
Entity File Number	333-120120-01
Entity Registrant Name	KIDOZ INC.
Entity Central Index Key	0001318482
Entity Tax Identification Number	98-0206369
Entity Incorporation, State or Country Code	1A
Entity Address, Address Line One	Hansa Bank Building
Entity Address, Address Line Two	Ground Floor
Entity Address, Address Line Three	Landsome Road
Entity Address, City or Town	The Valley
Entity Address, Country	AI
Entity Address, Postal Zip Code	AI 2640
City Area Code	(888)
Local Phone Number	374-2163
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock without par value
Trading Symbol	KIDZ
Entity Emerging Growth Company	false